INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Reconciliation of Changes in Intangible Assets and Goodwill

Figures in millions	Goodwill	Other	Total
US Dollars
Cost
Balance at 1 January 2018	127	172	299
Additions	—	1	1
Disposals	—	(3)	(3)
Transfers and other movements(1)	—	4	4
Translation	(11)	(7)	(18)
Balance at 31 December 2018	116	167	283
Accumulated amortisation and impairments
Balance at 1 January 2018	—	161	161
Amortisation for the year	—	5	5
Disposals	—	(3)	(3)
Transfers and other movements(1)	—	4	4
Translation	—	(7)	(7)
Balance at 31 December 2018	—	160	160
Net book value at 31 December 2018	116	7	123
Cost
Balance at 1 January 2019	116	167	283
Transfer to assets and liabilities held for sale	—	(26)	(26)
Transfers and other movements(1)	—	3	3
Balance at 31 December 2019	116	144	260
Accumulated amortisation and impairments
Balance at 1 January 2019	—	160	160
Amortisation for the year	—	3	3
Transfer to assets and liabilities held for sale	—	(26)	(26)
Balance at 31 December 2019	—	137	137
Net book value at 31 December 2019	116	7	123
Cost
Balance at 1 January 2020	116	144	260
Additions	—	1	1
Transfers and other movements(1)	—	(49)	(49)
Translation	10	—	10
Balance at 31 December 2020	126	96	222
Accumulated amortisation and impairments
Balance at 1 January 2020	—	137	137
Amortisation for the year	—	2	2
Transfers and other movements (1)	—	(49)	(49)
Translation	—	1	1
Balance at 31 December 2020	—	91	91
Net book value at 31 December 2020	126	5	131
(1)Transfers and other movements include amounts from asset reclassifications and amounts written off.

Schedule of Goodwill Impairment Assumptions
Based on an analysis carried out by the group in 2020, the carrying value and value in use of the most sensitive CGU with goodwill is:

	2020
	US Dollars
Figures in millions	Carrying Value	Value in use
Sunrise Dam	229	538

Schedule of Goodwill Allocation
Net book value of goodwill allocated to each of the CGUs:

	US Dollars
Figures in millions	2020	2019	2018
- Sunrise Dam	118	108	108
- Serra Grande	8	8	8
	126	116	116
Real pre-tax discount rates applied in impairment calculations on the CGU for which the carrying amount of goodwill is significant is as follows:
- Sunrise Dam (1)	8.7%	10.8%	8.3%

Goodwill has been allocated to its respective CGUs where it is tested for impairment as part of the CGU . The group reviews and tests the carrying value of goodwill on an annual basis for impairment. The discount rates for 2020 were determined on a basis consistent with the 2019 discount rates.

(1)The value in use of the CGU is $538m in 2020 (2019: $363m; 2018: $750m).